Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Deferred Tax Assets [Abstract]
Deferred tax asset	$ 1,098,630	$ 675,406
Valuation allowance	(10,968,630)	(675,406)
Net deferred tax asset